Earnings per share	12 Months Ended
Dec. 31, 2019
Disclosure Of Earnings Per Share Explanatory [Abstract]
Disclosure Of Earnings Per Share Explanatory [Text Block]
Note 20    Earnings per share

Basic earnings per share are calculated by dividing net income attributable to the Company’s shareholders by the weighted average of the number of shares in circulation during that period.

As expressed, earnings per share are detailed as follows:

Basic earnings per share	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
	ThUS$	ThUS$	ThUS$
Net profit attributable to owners of the parent	278,115	439,830	427,697

Basic earnings per share	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
	Units	Units	Units
Number of common shares in circulation	263,196,524	263,196,524	263,196,524
Basic earnings per share (US$ per share)	1.0567	1.6711	1.6250

The Company has not made any operations with a potential dilutive effect that assumes diluted earnings per share are different from the basic earnings per share.